INTANGIBLES AND GOODWILL - Goodwill by cash generating unit (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,228	$ 2,095
Retail North America [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,090	1,972
Retail Austrailia [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	130	115
Other [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 8	$ 8